Property, Plant & Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 456,208	$ 462,860
Ending balance	449,540	456,208	$ 462,860
Additions	19,007	13,279	11,295
Fully depreciated assets	29,179	6,546	9,222
Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	44,094	44,075
Ending balance	44,654	44,094	44,075
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,514	22,742
Ending balance	21,928	23,514	22,742
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35,033	37,195
Ending balance	38,748	35,033	37,195
Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	331,670	337,658
Ending balance	323,111	331,670	337,658
Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,897	21,190
Ending balance	21,099	21,897	21,190
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	633,087	601,667	511,440
Additions	50,498	42,496	95,245
Disposals	(14,674)	(11,076)	(5,018)
Ending balance	668,911	633,087	601,667
Property, plant and equipment	2,036	234	26,815
Gross carrying amount | Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48,255	47,682	41,684
Additions	2,978	1,134	9,421
Disposals	(1,391)	(561)	(3,423)
Ending balance	49,842	48,255	47,682
Gross carrying amount | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,236	30,369	9,492
Additions	3,066	3,964	20,886
Disposals	(3,577)	(2,097)	(9)
Ending balance	31,725	32,236	30,369
Gross carrying amount | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71,175	66,389	45,562
Additions	19,243	11,715	22,399
Disposals	(7,473)	(6,929)	(1,572)
Ending balance	82,945	71,175	66,389
Gross carrying amount | Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	455,128	433,484	398,663
Additions	22,597	21,644	34,835
Disposals	(1,575)	0	(14)
Ending balance	476,150	455,128	433,484
Gross carrying amount | Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,293	23,743	16,039
Additions	2,614	4,039	7,704
Disposals	(658)	(1,489)	0
Ending balance	28,249	26,293	23,743
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(176,879)	(138,807)	(97,460)
Period changes	(53,482)	(46,844)	(42,913)
Disposals	10,990	8,772	1,566
Ending balance	(219,371)	(176,879)	(138,807)
Accumulated depreciation and amortisation | Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,161)	(3,607)	(2,078)
Period changes	(1,626)	(581)	(1,819)
Disposals	599	27	290
Ending balance	(5,188)	(4,161)	(3,607)
Accumulated depreciation and amortisation | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(8,722)	(7,627)	(4,089)
Period changes	(3,400)	(3,024)	(3,547)
Disposals	2,325	1,929	9
Ending balance	(9,797)	(8,722)	(7,627)
Accumulated depreciation and amortisation | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(36,142)	(29,194)	(20,186)
Period changes	(13,990)	(12,887)	(10,270)
Disposals	5,935	5,939	1,262
Ending balance	(44,197)	(36,142)	(29,194)
Accumulated depreciation and amortisation | Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(123,458)	(95,826)	(69,501)
Period changes	(31,054)	(27,632)	(26,330)
Disposals	1,473	0	5
Ending balance	(153,039)	(123,458)	(95,826)
Accumulated depreciation and amortisation | Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,396)	(2,553)	(1,606)
Period changes	(3,412)	(2,720)	(947)
Disposals	658	877	0
Ending balance	$ (7,150)	$ (4,396)	$ (2,553)